Long-Term Debt (Schedule of Required Future Principal Payments on Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 166,894
Long-term Debt, Maturities, Repayments of Principal in Year Two	654,867
Long-term Debt, Maturities, Repayments of Principal in Year Three	488,902
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,287,695
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,603,565
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,231,114
Total maturities	9,433,037
Term Loans [Member]
Long-term Debt, Fiscal Year Maturity
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	152,050
Long-term Debt, Maturities, Repayments of Principal in Year Two	147,336
Long-term Debt, Maturities, Repayments of Principal in Year Three	484,836
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,265,862
Total maturities	$ 4,050,084